UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2010

Date of reporting period:	April 30, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2010

Total Return for the 6 Months Ended April 30, 2010
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
3.58%	3.21%	3.18%	3.70%	3.42%	3.45%	2.48%	4.01%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International equity markets, as measured by the MSCI EAFE Index, rose 2.48 percent in U.S. dollar terms for the six-month period ended April 30, 2010. Regionally, Japan and Asia ex-Japan outperformed, each rising nearly 8 percent, while Europe was flat. On a sector basis, cyclical (or economically sensitive) sectors continued to lead, with information technology up 14 percent, materials up 12 percent, industrials up 10 percent, consumer discretionary up 7 percent, and consumer staples up 5 percent. However, energy was flat, utilities declined 3 percent, and financials and telecommunication services were each down 5 percent.

Global economic data continued to improve in April, even as dislocation in Europe intensified. The level of U.S. nominal gross domestic produce (GDP) reached a new record high in April — regaining all of the ground lost in last year's recession. Notably, the Institute of Supply Management (ISM) manufacturing survey showed improvement in both the headline and new orders components. Headline ISM is now 60.4, nearing the peak of 61.4 reached in early 2004, with new orders rising above 65 (readings above 50 indicate economic expansion). Non-farm payrolls for April saw the largest addition since early 2006, and better-than-expected durable goods orders and retail sales confirmed economic momentum. Housing inventories remain high, however, and the residential housing recovery remains fragile.

European data contains conflicting messages. April European business sentiment surveys made new highs and industrial production data improved. However, retail sales — reflective of consumer confidence — remain weak, and talk of fiscal austerity cannot be helping. The German economy is adding jobs. April saw the biggest decline in German unemployment since early 2008, while unemployment in Spain remains high. Additionally, the U.K. general election — with its first run on fiscal austerity in a long time — has not produced a decisive winner. The U.K. first quarter 2010 GDP reading was +0.2 percent quarter-over-quarter, below expectations, and –0.3 percent year-over-year.

Japanese production data continued to rebound, although the March consumer price index report showed renewed month-over-month deflation. Corporate earnings in Japan have been strong, but the recent strength in the yen is not a great portend, in our view. In the developing world, growth momentum is very strong with industrial production growth running at over 16 percent year-over-year in China, India and Brazil. Prior to Europe's downturn, we worried if tightening measures in the emerging markets could bring inflation under control without smothering the nascent expansion. Now there is growing concern about the impact of a possible European double-dip recession on emerging market exports and investor risk appetite.

The U.S. first quarter earnings reporting season so far has had one of the strongest earnings performances in recent memory, with the highest percentage of positive earnings per share (EPS) surprises in 20 years. Since March 31, first quarter U.S. earnings have been revised up 7.5 percent and full-year estimates have risen 3 percent. Japanese earnings have also been impressive, with full-year estimates also revised up 3 percent since the end of March. European earnings have not been quite as strong, however; full-year European estimates have been revised up 1.4 percent since the end of the first quarter, and positive European EPS surprises are tracking better than in the fourth quarter of 2009.

Performance Analysis

All share classes of Morgan Stanley International Fund outperformed the MSCI EAFE Index (the "Index") and underperformed the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

Performance for the period was helped by overweights to the materials and industrials sectors and to emerging markets. The above-Index allocation to energy was a drag on returns, however, as was the below-Index allocation to consumer staples. On a country basis, the underweight to Europe was a positive contributor, while an underweight to Japan detracted from performance.

As April drew to a close and May began, evidence of broadening economic strength and good fourth-quarter corporate earnings was entirely offset by growing policy uncertainty, particularly in Europe. The continued European dithering about providing fiscal support to Greece and other southern European countries led to shrinking financial market liquidity, a sharp fall in the euro, and almost palpable fear in many global equity and bond markets. With global growth already scarce, China apparently willing to continue tightening, no news out of Japanese authorities as deflation worsened again, and a ramp up in aggressive financial reform rhetoric in the U.S., investors moved to the sidelines.

The mammoth European government bond support package and liquidity facilities announced just after the close of the reporting period seem to have given the European governments and European Central Bank at least a shot at jumping "ahead of the curve." In our view, this action — combined with reasonable equity valuations, an oversold market condition, and continued evidence of U.S. reflation — may allow global equities to rise back to mid-April highs and beyond. We believe the market direction will depend on policy actions — e.g. central bank actions, government regulatory decisions, confidence, and continued signs of economic recovery. We think the recovery is on track, and equities have further to rise. But as we just saw in the beginning of May, investors, including ourselves, remain skittish. Ironically, the recent market tumble may provide the silver lining of better valuation, a renewed global central bank bias to keep rates lower longer, and a political bias not to upset financial market confidence with tough regulations.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/10
BHP Billiton Ltd. (Australia)	2.0%
Nestle SA (Registered Shares) (Switzerland)	2.0
HSBC Holdings PLC (United Kingdom)	1.7
BP PLC (United Kingdom)	1.6
Vodafone Group PLC (United Kingdom)	1.1
Royal Dutch Shell PLC (Class A) (United Kingdom)	1.1
Novartis AG (Registered Shares) (Switzerland)	1.0
Roche Holding AG (Switzerland)	0.9
Toyota Motor Corp. (Japan)	0.9
Total SA (France)	0.9
TOP FIVE COUNTRIES as of 04/30/10
Japan	22.5%
United Kingdom	17.1
Switzerland	7.5
France	6.2
Germany	4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2010
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	32.79%[3] 25.82 [4]	31.80%[3] 26.80 [4]	31.76%[3] 30.76 [4]	33.12%[3] —	32.45%[3] —	32.54%[3] —
5 Years	4.87 [3] 3.74 [4]	4.05 [3] 3.70 [4]	4.06 [3] 4.06 [4]	5.11 [3] —	— —	— —
10 Years	1.97 [3] 1.42 [4]	1.33 [3] 1.33 [4]	1.20 [3] 1.20 [4]	2.19 [3] —	— —	— —
Since Inception	2.91 [3] 2.40 [4]	2.30 [3] 2.30 [4]	2.12 [3] 2.12 [4]	3.12 [3] —	–8.87 [3] —	–8.74 [3] —
Gross Expense Ratio	1.70	2.45	2.45	1.45	1.95	1.80

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/09 – 04/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/09	04/30/10	11/01/09 – 04/30/10
Class A
Actual (3.58% return)	$1,000.00	$1,035.80	$7.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.21	$7.65
Class B
Actual (3.21% return)	$1,000.00	$1,032.10	$11.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.49	$11.38
Class C
Actual (3.18% return)	$1,000.00	$1,031.80	$11.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.49	$11.38
Class I
Actual (3.70% return)	$1,000.00	$1,037.00	$6.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class R
Actual (3.42% return)	$1,000.00	$1,034.20	$8.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.97	$8.90
Class W
Actual (3.45% return)	$1,000.00	$1,034.50	$8.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.71	$8.15

  @  Expenses are equal to the Fund's annualized expense ratios of 1.53%, 2.28%, 2.28%, 1.28%, 1.78%, and 1.63% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.55%, 2.30%, 2.30%, 1.30%, 1.80% and 1.65% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (84.5%)
	Australia (a)(4.0%)
	Air Freight & Logistics
1,327	Toll Holdings Ltd.	$8,672
	Beverages
1,810	Coca-Cola Amatil Ltd.	18,642
6,839	Foster's Group Ltd.	34,327
		52,969
	Biotechnology
954	CSL Ltd.	28,627
	Capital Markets
675	Macquarie Group Ltd. (b)	30,794
	Chemicals
41,073	Incitec Pivot Ltd.	120,968
2,675	Nufarm Ltd. (b)	18,780
8,586	Orica Ltd.	207,507
		347,255
	Commercial Banks
16,070	Australia & New Zealand Banking Group Ltd.	354,503
828	Commonwealth Bank of Australia	44,312
1,109	National Australia Bank Ltd.	28,344
1,162	Westpac Banking Corp.	28,879
		456,038
	Commercial Services & Supplies
3,300	Brambles Ltd.	21,974
	Construction & Engineering
793	Leighton Holdings Ltd.	26,820
	Construction Materials
10,539	Boral Ltd. (b)	56,988
	Containers & Packaging
20,438	Amcor Ltd.	123,105
	Diversified Telecommunication Services
7,188	Telstra Corp. Ltd.	21,041

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
1,368	Wesfarmers Ltd.	$36,630
527	Wesfarmers Ltd. (PPS)	14,178
3,256	Woolworths Ltd.	81,172
		131,980
	Health Care Providers & Services
485	Sonic Healthcare Ltd.	6,180
	Hotels, Restaurants & Leisure
1,338	TABCORP Holdings Ltd.	8,452
	Industrial Conglomerates
7,032	CSR Ltd.	11,352
	Insurance
4,628	AMP Ltd.	26,610
5,650	Insurance Australia Group Ltd.	19,864
2,145	QBE Insurance Group Ltd. (b)	41,737
1,895	Suncorp-Metway Ltd.	15,650
		103,861
	Media
3,245	Fairfax Media Ltd. (b)	5,115
	Metals & Mining
38,820	Alumina Ltd.	54,943
81,481	BHP Billiton Ltd.	2,976,705
22,448	BlueScope Steel Ltd. (c)	53,874
32,914	Fortescue Metals Group Ltd. (c)	138,554
11,982	Newcrest Mining Ltd.	360,223
20,593	OneSteel Ltd.	66,070
71,809	OZ Minerals Ltd. (c)	75,133
6,860	Rio Tinto Ltd.	446,287
3,779	Sims Metal Management Ltd.	71,198
		4,242,987
	Multi-Utilities
1,643	AGL Energy Ltd.	22,729
	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd.	15,334
2,477	Origin Energy Ltd.	37,156

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
1,710	Santos Ltd.	$21,809
1,567	Woodside Petroleum Ltd.	64,969
		139,268
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (d)(e)	4,892
	Real Estate Management & Development
3,307	Lend Lease Corp., Ltd. (Stapled Securities) (d)(e)	26,070
	Transportation Infrastructure
7,808	Intoll Group (Stapled Securities) (Units) (d)(e)	8,115
3,650	Macquarie Atlas Roads Group (Stapled Securities) (c)(d)(e)	3,307
2,692	Transurban Group (Stapled Securities) (d)(e)	12,713
		24,135
	Total Australia	5,901,304
	Austria (a)(0.5%)
	Commercial Banks
5,431	Erste Group Bank AG	242,559
1,572	Raiffeisen International Bank Holding AG (b)	76,718
		319,277
	Diversified Telecommunication Services
8,605	Telekom Austria AG	114,227
	Electric Utilities
1,731	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A)	64,677
	Insurance
958	Vienna Insurance Group	46,974
	Metals & Mining
3,361	Voestalpine AG	126,885

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
2,064	OMV AG	$74,285
	Total Austria	746,325
	Belgium (a)(0.5%)
	Beverages
2,742	Anheuser-Busch InBev N.V. (c)	19
4,920	Anheuser-Busch InBev N.V. (b)	239,394
		239,413
	Chemicals
884	Solvay SA (Class A)	84,099
2,096	Umicore (c)	76,226
		160,325
	Diversified Financial Services
991	Cie Nationale a Portefeuille	51,399
1,780	Groupe Bruxelles Lambert SA	150,864
		202,263
	Diversified Telecommunication Services
1,903	Belgacom SA (b)	66,739
	Insurance
6,698	Ageas (b)(c)	20,599
	Pharmaceuticals
1,336	UCB SA (b)	51,426
	Total Belgium	740,765
	Bermuda (a)(0.5%)
	Distributors
25,220	Li & Fung Ltd. (f)	122,550
	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (f)	26,101
	Energy Equipment & Services
12,329	Seadrill Ltd. (b)	311,695
	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (f)	16,802

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
9,384	Kerry Properties Ltd. (f)	$43,228
	Specialty Retail
20,299	Esprit Holdings Ltd. (f)	145,262
	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (f)	26,039
	Trading Companies & Distributors
16,000	Noble Group Ltd.	34,622
	Total Bermuda	726,299
	Brazil (0.7%)
	Aerospace & Defense
2,600	Empresa Brasileira de Aeronautica SA	14,210
	Commercial Banks
11,800	Banco do Brasil SA	203,517
	Diversified Financial Services
6,100	BM&F Bovespa SA	39,971
	Food Products
17,628	BRF - Brasil Foods SA	230,409
	Information Technology Services
1,700	Redecard SA	28,205
	Metals & Mining
4,400	Cia Siderurgica Nacional SA	82,267
2,600	Vale SA	79,125
		161,392
	Oil, Gas & Consumable Fuels
9,200	Petroleo Brasileiro SA	192,971
	Road & Rail
12,800	All America Latina Logistica SA (Units) (c)(e)	114,874
	Total Brazil	985,549

NUMBER OF SHARES		VALUE
	Canada (0.0%)
	Media
191	Thomson Reuters Corp.	$6,882
	Denmark (a)(0.7%)
	Chemicals
972	Novozymes A/S (B Shares)	116,245
	Electrical Equipment
2,406	Vestas Wind Systems A/S (c)	146,780
	Marine
24	A P Moller - Maersk A/S (Class B)	199,096
	Pharmaceuticals
5,767	Novo Nordisk A/S (Class B)	471,034
	Road & Rail
2,395	DSV A/S	42,643
	Total Denmark	975,798
	Finland (a)(1.1%)
	Communications Equipment
55,483	Nokia Oyj (c)	675,241
	Electric Utilities
7,489	Fortum Oyj (b)	194,033
	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	86,628
	Insurance
4,880	Sampo Oyj (Class A)	120,412
	Machinery
1,575	Kone Oyj (Class B)	69,580
1,665	Metso Oyj	64,262
752	Wartsila Oyj (b)	38,608
		172,450
	Metals & Mining
2,897	Outokumpu Oyj	61,489
1,336	Rautaruukki Oyj (b)	28,110
		89,599
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj (b)	33,147

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Paper & Forest Products
8,634	Stora Enso Oyj (Class R) (b)	$72,401
7,130	UPM-Kymmene Oyj	102,941
		175,342
	Total Finland	1,546,852
	France (a)(6.2%)
	Aerospace & Defense
877	Safran SA (b)	22,442
868	Thales SA	32,307
		54,749
	Auto Components
3,038	Compagnie Generale des Etablissements Michelin (Class B)	219,812
	Automobiles
3,183	Peugeot SA (c)	94,912
2,803	Renault SA (c)	131,781
		226,693
	Beverages
819	Pernod-Ricard SA (b)	69,675
	Building Products
1,876	Compagnie de Saint-Gobain (b)	91,627
	Chemicals
2,658	Air Liquide SA (b)	307,582
	Commercial Banks
11,289	BNP Paribas	775,906
7,433	Credit Agricole SA	106,035
6,293	Societe Generale (b)	334,828
		1,216,769
	Commercial Services & Supplies
218	Societe BIC SA	16,877
	Communications Equipment
20,688	Alcatel-Lucent (b)(c)	66,025

NUMBER OF SHARES		VALUE
	Construction & Engineering
1,627	Bouygues SA (b)(c)	$81,052
1,719	Vinci SA (b)	96,273
		177,325
	Construction Materials
495	Imerys SA	30,422
2,631	Lafarge SA	191,375
		221,797
	Diversified Financial Services
289	Eurazeo	20,100
	Diversified Telecommunication Services
13,683	France Telecom SA	299,936
	Electric Utilities
1,390	EDF SA (b)	74,781
	Electrical Equipment
4,228	Alstom SA (b)	249,908
1,304	Schneider Electric SA (b)	148,959
		398,867
	Energy Equipment & Services
4,085	Cie Generale de Geophysique-Veritas (c)	121,183
5,933	Technip SA (b)	474,130
		595,313
	Food & Staples Retailing
6,282	Carrefour SA (b)	307,797
754	Casino Guichard Perrachon SA (b)	66,639
		374,436
	Food Products
4,473	Danone SA (b)(c)	264,014
	Health Care Equipment & Supplies
1,588	Cie Generale d'Optique Essilor International SA (b)	97,041

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure
1,618	Accor SA	$92,463
886	Sodexo	54,426
		146,889
	Information Technology Services
361	Atos Origin SA (c)	18,223
1,461	Cap Gemini SA (b)	74,125
		92,348
	Insurance
13,190	AXA SA (b)	262,177
496	CNP Assurances (c)	41,531
1,527	SCOR SE (b)	35,979
		339,687
	Machinery
258	Vallourec SA (b)	51,577
	Media
1,747	Lagardere SCA (b)	70,554
1,010	Publicis Groupe SA (b)	44,682
2,036	Societe Television Francaise 1 (b)	37,550
7,706	Vivendi	202,819
		355,605
	Multi-Utilities
11,338	GDF Suez (b)	403,991
4,235	Veolia Environnement	133,075
		537,066
	Multiline Retail
897	PPR (b)	120,037
	Office Electronics
360	Neopost SA	28,617
	Oil, Gas & Consumable Fuels
23,933	Total SA (b)	1,296,858
	Personal Products
381	L'Oreal SA (b)	39,423
	Pharmaceuticals
7,992	Sanofi-Aventis SA (c)	547,240

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (b)(c)	$25,235
196	Gecina SA	20,116
200	ICADE (b)	19,476
908	Klepierre (b)	31,197
1,558	Unibail-Rodamco SE	293,616
		389,640
	Software
631	Dassault Systemes SA (b)	41,170
	Textiles, Apparel & Luxury Goods
586	Hermes International (b)	77,666
2,035	LVMH Moet Hennessy Louis Vuitton SA (b)	232,640
		310,306
	Total France	9,089,882
	Germany (a)(4.3%)
	Air Freight & Logistics
4,348	Deutsche Post AG (Registered Shares)	70,408
	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	23,899
	Automobiles
7,178	Bayerische Motoren Werke AG (b)	351,716
9,366	Daimler AG (b)(c)	483,301
1,761	Volkswagen AG (b)	165,984
		1,001,001
	Capital Markets
6,354	Deutsche Bank AG (Registered Shares) (b)	439,115
	Chemicals
4,084	BASF SE (b)	238,794
3,960	K+S AG (b)	227,304
583	Linde AG (b)	69,713
		535,811

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Commercial Banks
4,997	Commerzbank AG (b)(c)	$39,209
625	Deutsche Postbank AG (b)(c)	21,484
		60,693
	Construction & Engineering
364	Hochtief AG	30,120
	Diversified Financial Services
1,927	Deutsche Boerse AG	150,120
	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	179,365
	Electric Utilities
13,168	E.ON AG (b)	486,259
	Food & Staples Retailing
1,481	Metro AG (b)	89,000
	Health Care Providers & Services
841	Celesio AG	27,549
1,678	Fresenius Medical Care AG & Co. KGaA	90,941
		118,490
	Hotels, Restaurants & Leisure
1,659	TUI AG (b)(c)	18,397
	Industrial Conglomerates
11,206	Siemens AG (Registered Shares)	1,107,857
	Insurance
3,212	Allianz SE (Registered Shares) (b)(c)	368,744
1,477	Muenchener Rueckversicherungs AG (Registered Shares) (b)	208,735
		577,479
	Machinery
1,507	GEA Group AG	33,528
522	MAN SE	49,427
		82,955

NUMBER OF SHARES		VALUE
	Metals & Mining
1,988	ThyssenKrupp AG	$65,115
	Multi-Utilities
2,123	RWE AG (b)	173,720
	Personal Products
439	Beiersdorf AG (b)	24,722
	Pharmaceuticals
6,669	Bayer AG (b)	426,685
269	Merck KGaA (b)	22,102
		448,787
	Software
8,471	SAP AG	408,097
	Textiles, Apparel & Luxury Goods
1,302	Adidas AG	76,454
97	Puma AG Rudolf Dassler Sport	32,475
		108,929
	Total Germany	6,200,339
	Hong Kong (a)(1.9%)
	Airlines
15,000	Cathay Pacific Airways Ltd. (c)	31,142
	Commercial Banks
33,727	Bank of East Asia Ltd.	120,078
66,000	BOC Hong Kong Holdings Ltd.	159,330
12,100	Hang Seng Bank Ltd.	165,083
		444,491
	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	202,996
	Electric Utilities
21,304	CLP Holdings Ltd.	149,075
16,500	Hongkong Electric Holdings Ltd.	97,259
		246,334
	Gas Utilities
57,838	Hong Kong & China Gas Co., Ltd.	140,316

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	$177,646
	Media
3,000	Television Broadcasts Ltd.	14,479
	Real Estate Investment Trusts (REITs)
34,435	Link REIT (The)	84,756
	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	309,969
35,000	Hang Lung Properties Ltd.	125,125
10,000	Henderson Land Development Co., Ltd.	62,921
10,500	Hopewell Holdings Ltd.	30,740
14,807	Hysan Development Co., Ltd.	43,466
48,393	New World Development Ltd.	85,643
29,072	Sino Land Co., Ltd.	52,175
21,000	Sun Hung Kai Properties Ltd.	293,200
15,500	Swire Pacific Ltd. (Class A)	172,976
25,020	Wharf Holdings Ltd.	135,005
		1,311,220
	Road & Rail
20,316	MTR Corp.	71,106
	Total Hong Kong	2,724,486
	Indonesia (a)(0.9%)
	Automobiles
43,000	Astra International Tbk PT	222,331
	Commercial Banks
249,500	Bank Central Asia Tbk PT	150,295
65,500	Bank Danamon Indonesia Tbk PT	41,391
140,000	Bank Mandiri Tbk PT	88,477
119,000	Bank Rakyat Indonesia	117,618
		397,781
	Construction Materials
30,000	Semen Gresik Persero Tbk PT	26,952

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
205,000	Telekomunikasi Indonesia Tbk PT	$176,314
	Food Products
9,000	Astra Agro Lestari Tbk PT	21,880
	Gas Utilities
202,000	Perusahaan Gas Negara PT	90,697
	Household Products
38,500	Unilever Indonesia Tbk PT	58,742
	Machinery
32,500	United Tractors Tbk PT	69,127
	Metals & Mining
48,500	International Nickel Indonesia Tbk PT	26,346
	Oil, Gas & Consumable Fuels
353,000	Bumi Resources Tbk PT	91,499
17,000	Tambang Batubara Bukit Asam Tbk PT	34,926
		126,425
	Real Estate Management & Development
219,100	Lippo Karawaci Tbk PT (c)	14,012
	Wireless Telecommunication Services
32,500	Indosat Tbk PT	20,995
	Total Indonesia	1,251,602
	Italy (a)(1.6%)
	Automobiles
2,844	Fiat SpA (c)	37,589
	Capital Markets
1,596	Mediobanca SpA (c)	14,733
	Commercial Banks
1,402	Banco Popolare (c)	8,969
131,369	Intesa Sanpaolo SpA (c)	432,339
33,102	UniCredit SpA (c)	86,822
1,664	Unione di Banche Italiane ScpA	20,581
		548,711

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
17,924	Telecom Italia SpA (c)	$25,087
	Electric Utilities
7,633	Enel SpA	39,809
	Energy Equipment & Services
11,465	Saipem SpA	430,077
	Insurance
14,921	Assicurazioni Generali SpA (b)	314,533
	Oil, Gas & Consumable Fuels
39,447	Eni SpA	884,301
	Total Italy	2,294,840
	Japan (a)(22.5%)
	Air Freight & Logistics
4,635	Yamato Holdings Co., Ltd.	66,649
	Auto Components
1,600	Aisin Seiki Co., Ltd.	48,187
16,500	Bridgestone Corp.	275,340
13,600	Denso Corp.	394,045
3,059	NGK Spark Plug Co., Ltd. (b)	41,458
1,900	Stanley Electric Co., Ltd.	38,975
1,000	Toyota Boshoku Corp. (b)	17,703
1,800	Toyota Industries Corp.	52,490
		868,198
	Automobiles
30,809	Honda Motor Co., Ltd.	1,041,045
30,905	Nissan Motor Co., Ltd. (c)	270,691
2,900	Suzuki Motor Corp.	61,220
33,655	Toyota Motor Corp.	1,299,759
1,000	Yamaha Motor Co., Ltd. (c)	14,735
		2,687,450
	Beverages
8,100	Asahi Breweries Ltd. (b)	145,808
1,400	Ito En Ltd. (b)	21,618
17,051	Kirin Holdings Co., Ltd.	244,829
5,000	Sapporo Holdings Ltd. (b)	24,639
		436,894

NUMBER OF SHARES		VALUE
	Building Products
18,500	Asahi Glass Co., Ltd. (b)	$218,782
4,400	Daikin Industries Ltd.	166,710
3,862	JS Group Corp.	76,051
9,500	Nippon Sheet Glass Co., Ltd.	31,446
8,500	TOTO Ltd.	56,769
		549,758
	Capital Markets
42,000	Daiwa Securities Group, Inc.	217,503
6,700	Matsui Securities Co., Ltd. (b)	50,341
19,000	Mizuho Securities Co., Ltd.	53,007
28,950	Nomura Holdings, Inc.	199,702
282	SBI Holdings, Inc.	60,882
		581,435
	Chemicals
20,000	Asahi Kasei Corp.	111,729
4,000	Daicel Chemical Industries Ltd.	25,531
11,546	Denki Kagaku Kogyo KK	51,600
22,588	DIC Corp. (b)	48,350
3,308	JSR Corp.	67,258
6,000	Kaneka Corp.	37,552
6,056	Kuraray Co., Ltd.	79,422
16,500	Mitsubishi Chemical Holdings Corp. (b)	88,028
13,099	Mitsubishi Rayon Co., Ltd. (c)	54,811
12,500	Mitsui Chemicals, Inc.	41,375
3,500	Nissan Chemical Industries Ltd.	46,758
3,200	Nitto Denko Corp.	125,281
7,997	Shin-Etsu Chemical Co., Ltd.	461,780
16,000	Showa Denko KK	36,604
21,000	Sumitomo Chemical Co., Ltd.	99,255
18,608	Teijin Ltd.	58,962
19,000	Toray Industries, Inc.	108,405
14,000	Tosoh Corp.	39,381
		1,582,082

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Commercial Banks
5,500	77 Bank Ltd. (The)	$31,315
5,000	Bank of Kyoto Ltd. (The) (b)	43,997
22,000	Bank of Yokohama Ltd. (The)	114,970
12,000	Chiba Bank Ltd. (The)	76,379
27,623	Chuo Mitsui Trust Holdings, Inc.	105,836
14,000	Fukuoka Financial Group, Inc. (b)	60,215
1,000	Gunma Bank Ltd. (The)	5,394
1,000	Hachijuni Bank Ltd. (The)	5,631
1,000	Hiroshima Bank Ltd. (The)	4,097
27,000	Hokuhoku Financial Group, Inc. (b)	53,599
14,000	Joyo Bank Ltd. (The)	57,981
110,660	Mitsubishi UFJ Financial Group, Inc. (See Note 6)	575,756
273,900	Mizuho Financial Group, Inc.	527,445
15,000	Nishi-Nippon City Bank Ltd. (The)	43,181
6,800	Resona Holdings, Inc.	83,160
1,000	Sapporo Hokuyo Holdings, Inc.	4,601
26,500	Shinsei Bank Ltd. (b)(c)	34,238
11,000	Shizuoka Bank Ltd. (The)	92,343
17,300	Sumitomo Mitsui Financial Group, Inc. (b)	570,752
44,081	Sumitomo Trust & Banking Co., Ltd (The)	267,431
1,000	Suruga Bank Ltd.	9,820
		2,768,141
	Commercial Services & Supplies
6,500	Dai Nippon Printing Co., Ltd. (b)	89,670
3,285	Secom Co., Ltd.	142,101
7,000	Toppan Printing Co., Ltd. (b)	63,935
		295,706
	Computers & Peripherals
39,000	Fujitsu Ltd.	276,044
38,500	NEC Corp.	127,183

NUMBER OF SHARES		VALUE
2,600	Seiko Epson Corp.	$46,211
43,026	Toshiba Corp. (c)	246,710
		696,148
	Construction & Engineering
5,546	JGC Corp.	95,025
21,000	Kajima Corp. (b)	53,209
16,571	Obayashi Corp.	73,990
16,000	Shimizu Corp.	63,930
24,000	Taisei Corp.	54,726
		340,880
	Construction Materials
15,000	Taiheiyo Cement Corp. (c)	21,284
	Consumer Finance
590	Acom Co., Ltd. (b)	9,303
500	Aeon Credit Service Co., Ltd.	5,443
2,200	Credit Saison Co., Ltd.	32,242
380	ORIX Corp. (b)	34,803
750	Promise Co., Ltd. (b)	7,135
		88,926
	Containers & Packaging
3,417	Toyo Seikan Kaisha Ltd. (b)	58,568
	Diversified Consumer Services
1,154	Benesse Holdings, Inc.	53,192
	Diversified Financial Services
200	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,751
	Diversified Telecommunication Services
2,500	Nippon Telegraph & Telephone Corp.	101,478
	Electric Utilities
3,400	Chubu Electric Power Co., Inc.	78,926
5,200	Kansai Electric Power Co., Inc. (The)	115,680
2,100	Kyushu Electric Power Co., Inc.	42,488

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
3,900	Tohoku Electric Power Co., Inc. (b)	$79,500
6,100	Tokyo Electric Power Co., Inc. (The)	153,045
		469,639
	Electrical Equipment
4,000	Fuji Electric Holdings Co., Ltd. (b)(c)	12,069
13,500	Furukawa Electric Co., Ltd.	66,641
41,552	Mitsubishi Electric Corp.	370,956
4,500	Panasonic Electric Works Co., Ltd.	55,539
9,800	Sumitomo Electric Industries Ltd.	121,001
1,100	Ushio, Inc. (b)	18,220
		644,426
	Electronic Equipment, Instruments & Components
6,850	Citizen Holdings Co., Ltd.	47,405
6,900	FUJIFILM Holdings Corp.	236,872
600	Hirose Electric Co., Ltd. (b)	64,821
50,000	Hitachi Ltd. (b)(c)	219,422
6,300	Hoya Corp.	173,289
3,000	Ibiden Co., Ltd.	107,145
947	Keyence Corp.	225,853
2,600	Kyocera Corp.	255,729
600	Mabuchi Motor Co., Ltd. (b)	33,025
3,000	Murata Manufacturing Co., Ltd.	176,587
1,704	Nidec Corp.	176,576
8,500	Nippon Electric Glass Co., Ltd.	129,692
4,004	Omron Corp.	93,227
2,052	TDK Corp.	129,914
4,450	Yokogawa Electric Corp. (b)	37,970
		2,107,527
	Food & Staples Retailing
6,903	Aeon Co., Ltd. (b)	79,421
1,352	FamilyMart Co., Ltd. (b)	46,559
1,203	Lawson, Inc. (b)	53,242
14,600	Seven & I Holdings Co., Ltd.	372,789

NUMBER OF SHARES		VALUE
4,500	UNY Co., Ltd.	$40,846
		592,857
	Food Products
9,000	Ajinomoto Co., Inc.	84,510
3,500	Kikkoman Corp.	38,621
800	MEIJI Holdings Co., Ltd. (b)	28,905
3,000	Nippon Meat Packers, Inc.	37,614
4,000	Nisshin Seifun Group, Inc. (b)	49,247
1,500	Nissin Foods Holdings Co., Ltd.	50,320
2,200	Yakult Honsha Co., Ltd. (b)	57,579
3,000	Yamazaki Baking Co., Ltd. (b)	38,176
		384,972
	Gas Utilities
11,000	Osaka Gas Co., Ltd.	38,251
13,000	Tokyo Gas Co., Ltd.	55,154
		93,405
	Health Care Equipment & Supplies
3,200	Olympus Corp. (b)	96,069
3,650	Terumo Corp.	186,002
		282,071
	Hotels, Restaurants & Leisure
850	Oriental Land Co., Ltd. (b)	60,242
	Household Durables
6,750	Casio Computer Co., Ltd. (b)	52,956
800	Makita Corp.	24,803
39,500	Panasonic Corp.	577,428
27,000	Sanyo Electric Co., Ltd. (b)(c)	43,352
8,072	Sekisui Chemical Co., Ltd.	55,137
14,046	Sekisui House Ltd.	134,040
10,500	Sharp Corp.	137,009
14,496	Sony Corp.	495,545
		1,520,270
	Household Products
8,200	Kao Corp.	198,481
1,200	Unicharm Corp. (b)	116,512
		314,993

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services
900	Itochu Techno-Solutions Corp. (b)	$34,104
3,050	Nomura Research Institute Ltd. (b)	78,274
24	NTT Data Corp. (b)	87,238
240	Obic Co., Ltd. (b)	48,166
		247,782
	Insurance
6,490	Mitsui Sumitomo Insurance Group Holdings, Inc.	186,438
12,900	NKSJ Holdings, Inc. (c)(g)	93,658
2	Sony Financial Holdings, Inc.	7,217
3,550	T&D Holdings, Inc.	92,490
15,268	Tokio Marine Holdings, Inc.	454,722
		834,525
	Internet Software & Services
271	Yahoo! Japan Corp.	103,562
	Leisure Equipment & Products
4,600	Nikon Corp. (b)	103,383
2,150	Shimano, Inc.	97,870
2,900	Yamaha Corp.	35,739
		236,992
	Machinery
5,553	Amada Co., Ltd.	45,620
3,950	Fanuc Ltd.	467,243
2,100	Hitachi Construction Machinery Co., Ltd. (b)	44,640
22,530	IHI Corp. (b)	44,874
20,500	Kawasaki Heavy Industries Ltd. (b)	63,697
20,800	Komatsu Ltd.	419,779
30,000	Kubota Corp.	263,838
1,900	Kurita Water Industries Ltd.	54,764
10,000	Minebea Co., Ltd. (b)	57,810
50,550	Mitsubishi Heavy Industries Ltd. (b)	203,472
8,060	NGK Insulators Ltd. (b)	158,659

NUMBER OF SHARES		VALUE
10,553	NSK Ltd. (b)	$80,728
11,051	NTN Corp.	48,710
1,405	SMC Corp.	201,650
9,000	Sumitomo Heavy Industries Ltd.	59,672
1,300	THK Co., Ltd.	28,209
		2,243,365
	Marine
9,000	Mitsui O.S.K. Lines Ltd.	67,813
18,015	Nippon Yusen KK	74,005
		141,818
	Media
12	Fuji Media Holdings, Inc.	19,439
2,150	Toho Co., Ltd.	37,144
2,300	Tokyo Broadcasting System Holdings, Inc.	39,870
		96,453
	Metals & Mining
10,595	Dowa Holdings Co., Ltd. (b)	58,933
4,900	JFE Holdings, Inc.	176,533
34,000	Kobe Steel Ltd.	76,714
29,000	Mitsubishi Materials Corp. (b)(c)	86,194
21,604	Mitsui Mining & Smelting Co., Ltd.	59,444
101,108	Nippon Steel Corp.	361,579
67,000	Sumitomo Metal Industries Ltd. (b)	182,366
17,500	Sumitomo Metal Mining Co., Ltd.	259,332
		1,261,095
	Multiline Retail
6,187	Isetan Mitsukoshi Holdings Ltd.	71,682
8,500	J. Front Retailing Co., Ltd.	49,381
7,807	Marui Group Co., Ltd.	61,768
4,540	Takashimaya Co., Ltd. (b)	43,343
		226,174

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Office Electronics
22,704	Canon, Inc.	$1,036,550
9,530	Konica Minolta Holdings, Inc.	119,967
13,432	Ricoh Co., Ltd.	229,590
		1,386,107
	Oil, Gas & Consumable Fuels
20	INPEX Corp.	141,381
32,790	JX Holdings, Inc. (c)(g)	182,913
4,500	Showa Shell Sekiyu KK	30,587
5,000	TonenGeneral Sekiyu KK	42,661
		397,542
	Paper & Forest Products
1,900	Nippon Paper Group, Inc.	53,493
21,000	OJI Paper Co., Ltd. (b)	99,046
		152,539
	Personal Products
7,200	Shiseido Co., Ltd.	150,555
	Pharmaceuticals
6,000	Astellas Pharma, Inc.	210,568
3,306	Chugai Pharmaceutical Co., Ltd.	59,967
12,100	Daiichi Sankyo Co., Ltd.	210,512
3,003	Eisai Co., Ltd. (b)	102,876
4,032	Kyowa Hakko Kirin Co., Ltd. (b)	42,110
3,981	Shionogi & Co., Ltd. (b)	71,608
3,959	Taisho Pharmaceutical Co., Ltd.	72,121
14,200	Takeda Pharmaceutical Co., Ltd. (b)	611,110
		1,380,872
	Real Estate Investment Trusts (REITs)
2	Japan Prime Realty Investment Corp.	4,752
8	Japan Real Estate Investment Corp.	66,794
40	Japan Retail Fund Investment Corp. (b)	53,781

NUMBER OF SHARES		VALUE
9	Nippon Building Fund, Inc.	$75,549
1	Nomura Real Estate Office Fund, Inc.	5,653
		206,529
	Real Estate Management & Development
200	Aeon Mall Co., Ltd.	4,234
2,156	Daito Trust Construction Co., Ltd.	115,428
11,000	Daiwa House Industry Co., Ltd.	118,164
2,450	Leopalace21 Corp. (b)(c)	15,358
12,000	Mitsubishi Estate Co., Ltd.	216,913
9,500	Mitsui Fudosan Co., Ltd.	176,839
3,500	Sumitomo Realty & Development Co., Ltd.	72,059
5,000	Tokyo Tatemono Co., Ltd.	23,093
1,000	Tokyu Land Corp.	4,288
		746,376
	Road & Rail
18	Central Japan Railway Co.	146,648
4,500	East Japan Railway Co.	300,564
7,000	Keihin Electric Express Railway Co., Ltd. (b)	58,696
4,000	Keio Corp. (b)	25,866
21,550	Kintetsu Corp. (b)	68,028
15,500	Nippon Express Co., Ltd.	72,878
11,500	Tobu Railway Co., Ltd. (b)	60,609
16,000	Tokyu Corp.	66,970
12	West Japan Railway Co.	43,686
		843,945
	Semiconductors & Semiconductor Equipment
3,350	Advantest Corp. (b)	86,749
2,105	Rohm Co., Ltd.	156,551
4,300	Tokyo Electron Ltd.	284,190
		527,490
	Software
2,300	Konami Corp.	44,765
2,108	Nintendo Co., Ltd.	708,478

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
1,050	Oracle Corp. Japan (b)	$52,028
2,100	Trend Micro, Inc. (b)	70,639
		875,910
	Specialty Retail
1,700	Fast Retailing Co., Ltd. (b)	257,315
400	Shimamura Co., Ltd.	40,268
830	USS Co., Ltd.	56,678
1,560	Yamada Denki Co., Ltd.	121,335
		475,596
	Textiles, Apparel & Luxury Goods
3,571	Nisshinbo Holdings, Inc. (b)	38,061
3,546	Onward Holdings Co., Ltd.	29,435
		67,496
	Tobacco
105	Japan Tobacco, Inc.	363,040
	Trading Companies & Distributors
23,051	ITOCHU Corp.	200,485
40,550	Marubeni Corp.	240,244
29,000	Mitsubishi Corp.	688,163
24,300	Mitsui & Co., Ltd.	366,667
14,700	Sumitomo Corp.	177,897
		1,673,456
	Transportation Infrastructure
3,000	Mitsubishi Logistics Corp.	39,375
	Wireless Telecommunication Services
40	NTT DoCoMo, Inc.	62,220
17,300	Softbank Corp. (b)	387,198
		449,418
	Total Japan	32,802,954
	Luxembourg (a)(0.3%)
	Metals & Mining
7,319	ArcelorMittal (b)	288,326

NUMBER OF SHARES		VALUE
	Personal Products
1,967	Oriflame Cosmetics SA (SDR) (b)	$112,308
	Total Luxembourg	400,634
	Malaysia (a)(0.0%)
	Multi-Utilities
192	YTL Corp. Berhad	444
	Netherlands (a)(2.5%)
	Aerospace & Defense
1,848	European Aeronautic Defence and Space Co. (b)	34,248
	Air Freight & Logistics
8,488	TNT N.V.	260,560
	Beverages
3,824	Heineken N.V. (b)	177,504
	Chemicals
3,013	Akzo Nobel N.V. (b)	177,105
1,989	Koninklijke DSM N.V. (b)	88,669
		265,774
	Construction Materials
6,557	James Hardie Industries (CDI) (c)	45,903
	Diversified Financial Services
20,300	ING Groep N.V. (Share Certificates) (c)	181,713
	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V.	333,311
	Energy Equipment & Services
2,844	Fugro N.V. (Share Certificates)	185,567
6,539	SBM Offshore N.V.	129,585
		315,152
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	249,335
	Food Products
21,786	Unilever N.V. (Share Certificates) (b)	665,799

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
11,099	Koninklijke Philips Electronics N.V.	$375,055
	Insurance
22,326	Aegon N.V. (c)	156,290
	Media
8,407	Reed Elsevier N.V.	99,803
5,723	Wolters Kluwer N.V.	117,366
		217,169
	Professional Services
395	Randstad Holding (c)	20,137
	Real Estate Investment Trusts (REITs)
769	Corio (b)	44,677
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding	182,445
6,988	STMicroelectronics N.V.	65,367
		247,812
	Total Netherlands	3,590,439
	Norway (a)(1.5%)
	Chemicals
21,469	Yara International ASA (b)	750,525
	Commercial Banks
21,286	DnB NOR ASA (b)	250,479
	Diversified Telecommunication Services
31,299	Telenor ASA (c)	447,170
	Electrical Equipment
2,800	Renewable Energy Corp. ASA (b)(c)	9,607
	Industrial Conglomerates
14,535	Orkla ASA (b)	123,084
	Metals & Mining
21,841	Norsk Hydro ASA (b)(c)	172,506

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
17,657	Statoil ASA	$426,242
	Total Norway	2,179,613
	Poland (a)(1.5%)
	Commercial Banks
14,146	Bank Handlowy w Warszawie SA (c)	388,455
1,298	Bank Pekao SA (c)	73,679
8,881	Bank Zachodni WBK SA (c)	650,782
99,550	Getin Holding SA (c)	366,792
6,625	Powszechna Kasa Oszczednosci Bank Polski SA	95,097
		1,574,805
	Construction & Engineering
2,800	PBG SA (c)	224,786
	Diversified Telecommunication Services
7,306	Telekomunikacja Polska SA	39,833
	Metals & Mining
1,435	KGHM Polska Miedz SA	53,648
	Oil, Gas & Consumable Fuels
3,627	Polski Koncern Naftowy Orlen (c)	48,027
212,224	Polskie Gornictwo Naftowe I Gazownictwo SA	249,347
		297,374
	Real Estate Management & Development
1,600	Globe Trade Centre SA (c)	12,627
	Software
843	Asseco Poland SA	16,161
	Total Poland	2,219,234
	Russia (1.5%)
	Commercial Banks
32,411	VTB Bank OJSC (Registered GDR)	173,992

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gold Mining
3,023	Polyus Gold Co. (ADR) (b)	$75,192
	Metals & Mining
14,639	MMC Norilsk Nickel (ADR) (c)	280,151
	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR) (b)	662,711
5,800	LUKOIL OAO (ADR) (b)	330,877
951	NovaTek OAO (Registered GDR)	71,818
18,900	Rosneft Oil Co. (Registered GDR)	152,782
18,200	Surgutneftegaz (ADR)	173,659
5,009	Tatneft (ADR)	153,011
		1,544,858
	Wireless Telecommunication Services
2,300	Mobile Telesystems OJSC (ADR) (b)	127,075
	Total Russia	2,201,268
	Singapore (a)(1.0%)
	Aerospace & Defense
13,000	Singapore Technologies Engineering Ltd.	29,850
	Airlines
8,276	Singapore Airlines Ltd.	90,831
	Commercial Banks
17,413	DBS Group Holdings Ltd.	192,916
26,093	Oversea-Chinese Banking Corp., Ltd.	165,645
12,508	United Overseas Bank Ltd.	183,263
		541,824
	Distributors
1,031	Jardine Cycle & Carriage Ltd.	22,651
	Diversified Financial Services
8,490	Singapore Exchange Ltd. (b)	50,407

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
82,630	Singapore Telecommunications Ltd.	$183,345
	Food & Staples Retailing
13,000	Olam International Ltd. (b)	24,501
	Food Products
14,000	Wilmar International Ltd. (b)	70,206
	Hotels, Restaurants & Leisure
51,000	Genting Singapore PLC (b)(c)	35,059
	Industrial Conglomerates
11,000	Fraser and Neave Ltd.	38,963
14,000	Keppel Corp., Ltd.	99,455
10,511	SembCorp Industries Ltd.	31,974
		170,392
	Machinery
9,400	SembCorp Marine Ltd.	28,877
	Media
15,350	Singapore Press Holdings Ltd. (b)	45,871
	Real Estate Investment Trusts (REITs)
16,000	Ascendas Real Estate Investment Trust	22,568
22,704	CapitaMall Trust	31,927
		54,495
	Real Estate Management & Development
26,000	CapitaLand Ltd.	70,169
5,462	City Developments Ltd. (b)	42,075
		112,244
	Road & Rail
18,089	ComfortDelgro Corp., Ltd.	20,590
	Total Singapore	1,481,143

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Spain (a)(2.8%)
	Commercial Banks
42,780	Banco Bilbao Vizcaya Argentaria SA	$560,163
15,509	Banco Popular Espanol SA (b)	109,585
99,122	Banco Santander SA (b)	1,245,322
		1,915,070
	Construction & Engineering
1,536	ACS Actividades de Construccion y Servicios SA (b)	69,095
3,919	Ferrovial SA (b)	34,546
286	Fomento de Construcciones y Contratas SA	9,377
891	Sacyr Vallehermoso SA (b)(c)	6,754
		119,772
	Diversified Financial Services
2,881	Criteria Caixacorp SA	14,340
	Diversified Telecommunication Services
50,757	Telefonica SA	1,139,841
	Electric Utilities
345	Acciona SA (b)	34,327
38,156	Iberdrola SA	303,947
		338,274
	Gas Utilities
2,121	Gas Natural SDG SA	36,329
	Information Technology Services
662	Indra Sistemas SA (b)	13,201
	Insurance
8,998	Mapfre SA (b)	29,362
	Machinery
1,271	Zardoya Otis SA (b)	19,871
	Metals & Mining
1,782	Acerinox SA (b)	35,561
	Oil, Gas & Consumable Fuels
11,849	Repsol YPF SA	278,114

NUMBER OF SHARES		VALUE
	Specialty Retail
1,874	Inditex SA (b)	$115,197
	Transportation Infrastructure
3,305	Abertis Infraestructuras SA (b)	57,022
	Total Spain	4,111,954
	Sweden (a)(2.3%)
	Building Products
4,074	Assa Abloy AB (B Shares) (b)	94,756
	Commercial Banks
23,031	Nordea Bank AB	226,039
6,815	Svenska Handelsbanken AB (Class A) (b)	192,130
		418,169
	Commercial Services & Supplies
1,600	Securitas AB (Class B) (b)	16,929
	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B) (b)	609,508
	Construction & Engineering
4,913	Skanska AB (Class B) (b)	81,850
	Diversified Financial Services
10,004	Investor AB (Class B) (b)	190,104
	Diversified Telecommunication Services
2,733	Tele2 AB (Class B) (b)	46,455
28,889	TeliaSonera AB	198,430
		244,885
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B) (b)	93,524
	Household Durables
4,900	Electrolux AB (Series B)	126,669
4,900	Husqvarna AB (Class B) (b)	36,238
		162,907

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Machinery
3,148	Alfa Laval AB (b)	$47,282
8,030	Atlas Copco AB (Class A) (b)	130,419
5,089	Atlas Copco AB (Class B) (b)	74,512
10,577	Sandvik AB (b)(c)	153,106
3,383	SKF AB (Class B) (b)	68,084
7,651	Volvo AB (Class A) (c)	92,618
11,420	Volvo AB (Class B) (c)	141,348
		707,369
	Metals & Mining
3,673	SSAB AB (Class A) (b)	65,042
	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (b)(c)	20,107
	Paper & Forest Products
1,250	Holmen AB (Class B) (b)	31,692
11,597	Svenska Cellulosa AB (Class B) (b)	151,911
		183,603
	Specialty Retail
6,458	Hennes & Mauritz AB (Class B) (b)	411,674
	Tobacco
4,193	Swedish Match AB (b)	95,718
	Total Sweden	3,396,145
	Switzerland (a)(7.5%)
	Building Products
534	Geberit AG (Registered Shares)	94,981
	Capital Markets
15,258	Credit Suisse Group AG (Registered Shares) (c)	698,004
4,106	GAM Holding Ltd. (c)	51,050
4,106	Julius Baer Group Ltd.	141,805
24,039	UBS AG (Registered Shares) (c)	371,391
		1,262,250

NUMBER OF SHARES		VALUE
	Chemicals
110	Givaudan SA	$95,753
3,600	Syngenta AG (Registered Shares)	914,138
		1,009,891
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (b)(c)	55,947
	Construction Materials
3,563	Holcim Ltd. (b)(c)	267,179
	Diversified Financial Services
100	Pargesa Holding SA	8,144
	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares) (b)	113,903
	Electrical Equipment
36,166	ABB Ltd. (Registered Shares) (c)	696,009
	Food Products
60,698	Nestle SA (Registered Shares)	2,962,335
	Health Care Equipment & Supplies
2,730	Nobel Biocare Holding AG (Registered Shares) (b)	59,970
178	Straumann Holding AG (Registered Shares)	44,119
		104,089
	Insurance
668	Baloise-Holding AG (Registered Shares)	52,500
344	Swiss Life Holding AG (Registered Shares) (c)	41,882
5,434	Swiss Reinsurance Co., Ltd. (Registered Shares)	236,885
1,655	Zurich Financial Services AG	368,990
		700,257

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services
527	Lonza Group AG (Registered Shares) (b)	$41,343
	Machinery
664	Schindler Holding AG	58,377
	Pharmaceuticals
27,660	Novartis AG (Registered Shares)	1,411,247
8,324	Roche Holding AG	1,314,635
		2,725,882
	Professional Services
238	Adecco SA (Registered Shares)	14,027
27	SGS SA (Registered Shares)	35,028
		49,055
	Textiles, Apparel & Luxury Goods
10,988	Compagnie Financiere Richemont SA	406,199
909	Swatch Group AG (The)	267,948
1,148	Swatch Group AG (The) (Registered Shares)	62,944
		737,091
	Total Switzerland	10,886,733
	Turkey (a)(1.0%)
	Beverages
9,376	Anadolu Efes Biracilik Ve Malt Sanayii	116,460
	Commercial Banks
38,691	Akbank TAS	192,057
45,498	Turkiye Garanti Bankasi	221,107
8,511	Turkiye Halk Bankasi	66,936
39,508	Turkiye Is Bankasi	137,708
18,022	Turkiye Vakiflar Bankasi Tao (c)	47,331
20,229	Yapi ve Kredi Bankasi AS (c)	57,473
		722,612
	Diversified Financial Services
14,591	Haci Omer Sabanci Holding	66,153

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
22,297	Turk Telekomunikasyon	$82,305
	Food & Staples Retailing
1,627	BIM Birlesik Magazalar	91,367
	Industrial Conglomerates
13,001	Enka Insaat ve Sanayi	62,210
11,022	KOC Holding (c)	42,246
		104,456
	Metals & Mining
21,866	Eregli Demir ve Celik Fabrikalari TAS (c)	68,646
	Oil, Gas & Consumable Fuels
4,092	Tupras Turkiye Petrol Rafine	90,439
	Wireless Telecommunication Services
20,900	Turkcell Iletisim Hizmet	135,235
	Total Turkey	1,477,673
	United Kingdom (a)(17.1%)
	Aerospace & Defense
34,620	BAE Systems PLC	181,978
13,788	Cobham PLC	55,908
20,445	Rolls-Royce Group PLC (c)	180,557
		418,443
	Airlines
15,370	British Airways PLC (b)(c)	52,923
	Beverages
42,560	Diageo PLC	725,813
6,988	SABMiller PLC	219,429
		945,242
	Capital Markets
9,461	3i Group PLC	39,160
3,014	ICAP PLC	17,349
3,558	Investec PLC	28,208
32,393	Man Group PLC	120,427
3,118	Schroders PLC	65,710
		270,854

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals
2,898	Johnson Matthey PLC	$77,184
	Commercial Banks
86,643	Barclays PLC	443,616
242,007	HSBC Holdings PLC	2,465,433
118,000	Lloyds Banking Group PLC (c)	118,003
231,734	Royal Bank of Scotland Group PLC (c)	190,350
27,556	Standard Chartered PLC	734,527
		3,951,929
	Commercial Services & Supplies
7,769	Aggreko PLC	145,320
4,556	G4S PLC	18,624
1,852	Serco Group PLC	17,702
		181,646
	Construction & Engineering
8,559	Balfour Beatty PLC	36,237
	Containers & Packaging
10,347	Rexam PLC	50,853
	Diversified Financial Services
869	London Stock Exchange Group PLC (b)	9,061
	Diversified Telecommunication Services
120,827	BT Group PLC	233,990
	Electric Utilities
20,881	Scottish & Southern Energy PLC	344,479
	Energy Equipment & Services
14,253	AMEC PLC	179,782
8,856	Petrofac Ltd.	153,901
		333,683
	Food & Staples Retailing
15,053	J Sainsbury PLC	77,330
81,517	Tesco PLC	542,263
		619,593

NUMBER OF SHARES		VALUE
	Food Products
17,446	Unilever PLC	$522,620
	Health Care Equipment & Supplies
20,839	Smith & Nephew PLC	216,329
	Hotels, Restaurants & Leisure
2,716	Carnival PLC	117,743
28,993	Compass Group PLC	236,652
5,641	Intercontinental Hotels Group PLC	99,225
9,958	Ladbrokes PLC	23,729
3,327	Whitbread PLC	78,188
		555,537
	Household Durables
1,777	Berkeley Group Holdings PLC (c)	22,569
	Household Products
8,184	Reckitt Benckiser Group PLC	424,750
	Independent Power Producers & Energy Traders
5,345	International Power PLC	27,005
	Industrial Conglomerates
4,159	Smiths Group PLC	71,621
12,589	Tomkins PLC	47,904
		119,525
	Insurance
2,090	Admiral Group PLC	41,843
28,972	Aviva PLC	153,319
74,369	Legal & General Group PLC	96,329
62,200	Old Mutual PLC (c)	109,919
27,932	Prudential PLC	247,380
42,325	RSA Insurance Group PLC	78,277
23,765	Standard Life PLC	72,026
		799,093
	Internet & Catalog Retail
10,876	Home Retail Group PLC	45,819
	Machinery
8,683	Charter International PLC	107,033

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
6,890	Invensys PLC	$35,543
		142,576
	Media
27,957	British Sky Broadcasting Group PLC	262,205
13,711	Pearson PLC	220,112
18,758	Reed Elsevier PLC	147,743
48,900	WPP PLC	519,892
		1,149,952
	Metals & Mining
11,579	Anglo American PLC (c)	495,918
4,951	BHP Billiton PLC	152,108
8,729	Rio Tinto PLC	440,331
12,727	Xstrata PLC	210,757
		1,299,114
	Multi-Utilities
40,904	Centrica PLC	183,321
48,356	National Grid PLC	466,921
2,444	United Utilities Group PLC	20,051
		670,293
	Multiline Retail
17,549	Marks & Spencer Group PLC	98,303
3,214	Next PLC	112,754
		211,057
	Oil, Gas & Consumable Fuels
46,524	BG Group PLC	781,123
269,123	BP PLC	2,344,508
10,200	EnQuest PLC (c)(g)	15,404
51,197	Royal Dutch Shell PLC (Class A)	1,601,874
37,881	Royal Dutch Shell PLC (Class B)	1,143,098
		5,886,007
	Pharmaceuticals
15,835	AstraZeneca PLC	700,147
59,855	GlaxoSmithKline PLC	1,108,513
		1,808,660

NUMBER OF SHARES		VALUE
	Professional Services
1,773	Capita Group PLC (The)	$21,648
10,125	Experian PLC	93,683
		115,331
	Real Estate Investment Trusts (REITs)
12,620	British Land Co., PLC	90,068
10,112	Hammerson PLC	59,102
11,109	Land Securities Group PLC	110,919
6,556	Liberty International PLC	49,061
10,225	Segro PLC	48,040
		357,190
	Road & Rail
9,040	Firstgroup PLC	52,741
	Software
23,668	Sage Group PLC (The)	88,709
	Specialty Retail
16,731	Kingfisher PLC	63,930
	Textiles, Apparel & Luxury Goods
7,072	Burberry Group PLC	72,803
	Tobacco
21,622	British American Tobacco PLC	679,108
8,638	Imperial Tobacco Group PLC	246,571
		925,679
	Trading Companies & Distributors
4,549	Bunzl PLC	53,116
808	Wolseley PLC (c)	20,321
		73,437
	Water Utilities
7,000	Severn Trent PLC	124,051
	Wireless Telecommunication Services
749,547	Vodafone Group PLC	1,666,255
	Total United Kingdom	24,967,149

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	United States (a)(0.1%)
	Health Care Equipment & Supplies
1,207	Synthes, Inc.	$137,488
	Total Common Stocks (Cost $118,250,942)	123,043,794
	Preferred Stocks (0.9%)
	Brazil (0.7%)
	Commercial Banks
8,753	Banco Bradesco SA	160,880
10,498	Investimentos Itau SA	72,473
8,518	Itau Unibanco Holding SA	184,301
		417,654
	Diversified Telecommunication Services
2,232	Tele Norte Leste Participacoes SA	33,360
	Electric Utilities
4,269	Centrais Eletricas Brasileiras SA	74,414
2,980	Cia Energetica de Minas Gerais	47,058
		121,472
	Metals & Mining
928	Bradespar SA	21,274
2,529	Gerdau SA	41,465
1,161	Metalurgica Gerdau SA	22,736
1,272	Usinas Siderurgicas de Minas Gerais SA	41,572
3,903	Vale SA	104,746
		231,793
	Oil, Gas & Consumable Fuels
12,938	Petroleo Brasileiro SA	243,762
	Total Brazil	1,048,041
	Germany (a)(0.2%)
	Automobiles
1,607	Porsche Automobil Holding SE	93,370
1,213	Volkswagen AG (b)	116,958
		210,328

NUMBER OF SHARES		VALUE
	Household Products
513	Henkel AG & Co. KGaA (b)	$27,452
	Multi-Utilities
230	RWE AG (b)	17,748
	Total Germany	255,528
	Total Preferred Stocks (Cost $1,087,244)	1,303,569
NUMBER OF RIGHTS
	Rights (0.0%)
	Australia (0.0%)
	Chemicals
535	Nufarm Ltd. (a)(c)	0
	Hong Kong (0.0%)
	Real Estate Management & Development
2,000	Henderson Land Development Co., Ltd. (a)(c)	0
	Norway (0.0%)
	Electrical Equipment
1,400	Renewable Energy Corp. ASA (c)	1,932
	Poland (0.0%)
	Software
843	Asseco Poland SA (c)	721
	Total Rights (Cost $0)	2,653

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (0.0%)
	France (0.0%)
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (c)	12/31/10	$229
	Italy (0.0%)
	Capital Markets
1,520	Mediobanca SpA (c)	03/18/11	133
	Commercial Banks
1,664	Unione di Banche Italiane ScpA (c)	06/30/11	69
	Total Italy		202
	Total Warrants (Cost $0)		431

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (29.3%) Securities Held as Collateral on Loaned Securities (15.8%)
	Repurchase Agreements (3.6%)
$636	Bank of America Securities LLC (0.20%, dated 04/30/10, due 05/03/10; proceeds $636,192; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% due 11/01/38; valued at $648,905)	636,181
4,639	Barclays Capital (0.46%, dated 04/30/10, due 05/03/10; proceeds $4,639,324; fully collateralized by common stocks at the date of this Portfolio of

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
Investments as follows:
1-800-FLOWERS.COM, Inc.,
Acme Packet, Inc.,
Argon ST, Inc., Atheros
Communications, Cardiome
Pharma Corp., Career
Education Corp.,
Casual Male Retail Group, Inc.,
Century Aluminum Co.,
Cheesecake Factory (The), Inc.,
Deckers Outdoor Corp.,
DryShips, Inc., Dyax Corp.,
ENGlobal Corp., First Niagara
Financial Group, Inc.,
Gen-Probe, Inc., GigaMedia Ltd.,
HealthTronics, Inc.,
Hudson City Bancor, Inc.,
IAC/InterActiveCorp,
Interactive Brokers Group, Inc.,
InterMune, Inc., Ista
Pharmaceuticals, Inc.,
Lamar Advertising Co.,
Landstar System, Inc.,
Limelight Networks, Inc.,
Lincare Holdings, Inc., Lincoln
Electric Holdings, Inc., Lufkin
Industries, Inc., Mattson
Technology, Inc., Pantry
(The), Inc., P.F. Chang's
China Bistro, Inc.,
PMC-Sierra, Inc., People's
United Financial, Inc., Quality
Systems, Inc., Regeneron
Pharmaceuticals, Inc.,
Royal Gold, Inc., Savient
Pharmaceuticals, Inc., Select
Comfort Corp., Sierra Wireless,
 Inc., Smith & Wesson Holding
Corp., Sohu.com, Inc.,
Steel Dynamics, Inc.,
SunPower Corp., Synta

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Pharmaceuticals Corp., Tellabs, Inc., Westamerica Bancorp., Youbet.com, Inc., Yucheng Technologies Ltd.; valued at $4,871,104)	$4,639,146
	Total Repurchase Agreements (Cost $5,275,327)	5,275,327
NUMBER OF SHARES (000)
	Investment Company (12.2%)
17,786	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $17,785,866)	17,785,866
	Total Securities Held as Collateral on Loaned Securities (Cost $23,061,193)	23,061,193
	Investment Company (13.5%)
19,594	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $19,593,726)	19,593,726
	Total Short-Term Investments (Cost $42,654,919)	42,654,919
Total Investments (Cost $161,993,105) (h)(i)	114.7%	167,005,366
Liabilities in Excess of Other Assets	(14.7)	(21,410,413)
Net Assets	100.0%	$145,594,953

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  SDR  Swedish Depositary Receipt.

  (a)  Securities with a total market value equal to $119,813,648 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.

  (b)  All or a portion of this security was on loan at April 30, 2010.

  (c)  Non-income producing security.

  (d)  Comprised of securities in separate entities that are traded as a single stapled security.

  (e)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (f)  Security trades on the Hong Kong exchange.

  (g)  Security noted was not fair valued in accordance with (a) above.

  (h)  Securities have been designated as collateral in connection with open futures and forward foreign currency contracts.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,933,763 and the aggregate gross unrealized depreciation is $12,921,502 resulting in net unrealized appreciation of $5,012,261.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
DKK	405,085		$71,970	05/03/10	$(495)
EUR	2,922		$3,862	05/03/10	(29)
GBP	3,519		$5,349	05/04/10	(36)
	$6,081,268	AUD	6,602,037	05/20/10	13,439
	$3,024,034	EUR	2,266,060	05/20/10	(6,686)
	$2,476,963	EUR	1,856,091	05/20/10	(5,504)
	$2,923,598	EUR	2,190,831	05/20/10	(6,421)
	$376,954	EUR	280,665	05/20/10	(3,237)
	$6,277,066	GBP	4,084,717	05/20/10	(27,782)
	$2,426,053	HKD	18,827,823	05/20/10	(584)
	$1,709,707	JPY	159,478,077	05/20/10	(11,645)
	$12,723	JPY	1,184,156	05/20/10	(114)
EUR	3,759,668		$5,011,562	05/20/10	5,416
EUR	1,695,652		$2,230,978	05/20/10	(26,850)
GBP	807,723		$1,240,929	05/20/10	5,179
HKD	20,608,508		$2,656,420	05/20/10	1,557
JPY	72,656,651		$780,189	05/20/10	6,568
JPY	99,454,084		$1,067,906	05/20/10	8,956
JPY	673,224,941		$7,156,121	05/20/10	(12,126)
Net Unrealized Depreciation					$(60,394)

Currency Abbreviations:

AUD   Australian Dollar.

DKK   Danish Krone.

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

JPY   Japanese Yen.

Futures Contracts Open at April 30, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
37	Long	DAX Index Future, June 2010	$7,550,279	$239,923
45	Long	FTSE 100 Index Future, June 2010	3,792,057	(56,468)
29	Long	H-SHARES Index, May 2010	2,249,660	43,041
61	Long	Dow Jones Euro Stoxx 50 Index Future, June 2010	2,231,886	(14,164)
176	Long	SGX S&P CNX Nifty Index, May 2010	1,851,696	(24,680)
17	Long	SGX MSCI Singapore Index, May 2010	869,912	(7,296)
6	Long	Tokyo Price Index Future, June 2010	627,881	43,144
		Net Unrealized Appreciation		$223,500

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2010 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Company	$19,593,726	13.6%
Commercial Banks - FDIC Guaranteed	16,382,021	11.4
Oil, Gas & Consumable Fuels	11,931,700	8.3
Metals & Mining	8,468,206	5.9
Pharmaceuticals	7,433,901	5.2
Chemicals	5,152,674	3.6
Food Products	5,122,235	3.6
Automobiles	4,385,392	3.0
Insurance	4,043,072	2.8
Diversified Telecommunication Services	3,836,130	2.7
Machinery	3,576,544	2.5
Capital Markets - FDIC Guaranteed	2,599,314	1.8
Electric Utilities	2,405,858	1.7
Wireless Telecommunication Services	2,398,978	1.7
Real Estate Management & Development	2,265,777	1.6
Food & Staples Retailing	2,259,697	1.6
Industrial Conglomerates	2,189,367	1.5
Electronic Equipment, Instruments & Components	2,107,527	1.5
Beverages	2,038,157	1.4
Energy Equipment & Services	1,985,920	1.4
Electrical Equipment	1,897,621	1.3
Media	1,891,526	1.3
Trading Companies & Distributors	1,781,515	1.2
Household Durables	1,705,746	1.2
Software	1,430,768	1.0
Multi-Utilities	1,422,000	1.0
Office Electronics	1,414,724	1.0
Tobacco	1,384,437	1.0
Communications Equipment	1,350,774	0.9
Textiles, Apparel & Luxury Goods	1,322,664	0.9
Specialty Retail	1,211,659	0.8
Road & Rail	1,145,899	0.8
Diversified Financial Services - FDIC Guaranteed	1,143,123	0.8
Real Estate Investment Trusts (REITs)	1,142,408	0.8
Auto Components	1,088,010	0.7
Construction & Engineering	1,037,790	0.7
Health Care Equipment & Supplies	930,542	0.6

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Hotels, Restaurants & Leisure	$841,378		0.6%
Building Products	831,122		0.6
Household Products	825,937		0.6
Semiconductors & Semiconductor Equipment	775,302		0.5
Computers & Peripherals	752,095		0.5
Construction Materials	640,103		0.4
Multiline Retail	557,268		0.4
Aerospace & Defense	551,500		0.4
Commercial Services & Supplies	533,132		0.4
Paper & Forest Products	511,484		0.3
Air Freight & Logistics	406,289		0.3
Information Technology Services	381,536		0.3
Gas Utilities	360,747		0.2
Marine	340,914		0.2
Personal Products	327,008		0.2
Leisure Equipment & Products	236,992		0.2
Containers & Packaging	232,526		0.2
Airlines	198,795		0.1
Professional Services	184,523		0.1
Distributors	145,201		0.1
Health Care Providers & Services	124,670		0.1
Water Utilities	124,051		0.1
Transportation Infrastructure	120,532		0.1
Internet Software & Services	103,562		0.1
Consumer Finance	88,926		0.1
Gold Mining	75,192		0.1
Diversified Consumer Services	53,192		0.0
Internet & Catalog Retail	45,819		0.0
Life Sciences Tools & Services	41,343		0.0
Biotechnology	28,627		0.0
Independent Power Producers & Energy Traders	27,005		0.0
	$143,944,173+	^	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

  ^  Does not include open long futures contracts with an underlying face amount of $19,173,371 and net unrealized appreciation of $223,500 and open forward foreign currency contracts with net unrealized depreciation of $60,394.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $123,510,910) (Including $22,008,691 for securities loaned)	$129,050,018
Investment in affiliates, at value (cost $38,482,195)	37,955,348
Unrealized appreciation on open forward foreign currency contracts	41,115
Cash (including foreign currency valued at $150,131 with a cost of $149,105 and $1,083,016 in segregation)	1,233,147
Receivable for:
Dividends	520,349
Foreign withholding taxes reclaimed	140,946
Variation margin	123,262
Shares of beneficial interest sold	99,922
Investments sold	90,349
Dividends from affiliates	8,913
Prepaid expenses and other assets	68,431
Total Assets	169,331,800
Liabilities:
Collateral on securities loaned, at value	23,061,193
Unrealized depreciation on open forward foreign currency contracts	101,509
Payable for:
Shares of beneficial interest redeemed	270,028
Investment advisory fee	76,481
Distribution fee	53,192
Transfer agent fee	24,295
Administration fee	9,965
Accrued expenses and other payables	140,184
Total Liabilities	23,736,847
Net Assets	$145,594,953
Composition of Net Assets:
Paid-in-capital	$169,064,788
Net unrealized appreciation	5,160,220
Accumulated undistributed net investment income	489,819
Accumulated net realized loss	(29,119,874)
Net Assets	$145,594,953
Class A Shares:
Net Assets	$110,651,369
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,625,312
Net Asset Value Per Share	$11.50
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.14
Class B Shares:
Net Assets	$17,187,844
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,515,700
Net Asset Value Per Share	$11.34
Class C Shares:
Net Assets	$16,882,421
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,504,843
Net Asset Value Per Share	$11.22
Class I Shares:
Net Assets	$697,737
Shares Outstanding (unlimited shares authorized, $.01 par value)	60,286
Net Asset Value Per Share	$11.57
Class R Shares:
Net Assets	$88,457
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,724
Net Asset Value Per Share	$11.45
Class W Shares:
Net Assets	$87,125
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,593
Net Asset Value Per Share	$11.48

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2010 (unaudited)

Net Investment Income: Income
Dividends (net of $150,759 foreign withholding tax)	$1,720,294
Income from securities loaned - net	30,280
Dividends from affiliates (net of $502 foreign withholding tax)	21,276
Interest	1,051
Total Income	1,772,901
Expenses
Investment advisory fee	493,368
Distribution fee (Class A shares)	142,098
Distribution fee (Class B shares)	99,008
Distribution fee (Class C shares)	87,229
Distribution fee (Class R shares)	216
Distribution fee (Class W shares)	153
Transfer agent fees and expenses	149,468
Custodian fees	84,225
Administration fee	60,722
Shareholder reports and notices	51,482
Professional fees	42,773
Registration fees	31,315
Trustees' fees and expenses	1,374
Other	68,588
Total Expenses	1,312,019
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(13,201)
Net Expenses	1,298,818
Net Investment Income	474,083
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	3,177,165
Investments in affiliates	(108,395)
Futures contracts	773,370
Forward foreign currency contracts	(1,407,555)
Foreign currency translation	(38,286)
Net Realized Gain	2,396,299
Change in Unrealized Appreciation/Depreciation on:
Investments	1,357,259
Investments in affiliates	100,407
Futures contracts	946,075
Forward foreign currency contracts	109,679
Foreign currency translation	(43,704)
Net Change in Unrealized Appreciation/Depreciation	2,469,716
Net Gain	4,866,015
Net Increase	$5,340,098

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$474,083	$1,547,202
Net realized gain (loss)	2,396,299	(17,228,584)
Net change in unrealized appreciation/depreciation	2,469,716	42,264,663
Net Increase	5,340,098	26,583,281
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,237,415)	—
Class B shares	(235,383)	—
Class C shares	(237,045)	—
Class I shares	(15,223)	—
Class R shares	(1,546)	—
Class W shares	(1,680)	—
Total Dividends	(2,728,292)	—
Net decrease from transactions in shares of beneficial interest	(10,118,376)	(35,161,464)
Net Decrease	(7,506,570)	(8,578,183)
Net Assets:
Beginning of period	153,101,523	161,679,706
End of Period (Including accumulated undistributed net investment income of $489,819 and $2,744,028, respectively)	$145,594,953	$153,101,523

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2010 were $22,008,691 and $23,236,273, respectively. The Fund received cash collateral of $23,061,193 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $175,080 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$551,500	$14,210	$537,290	—
Air Freight & Logistics	406,289	—	406,289	—
Airlines	198,795	—	198,795	—
Auto Components	1,088,010	—	1,088,010	—
Automobiles	4,175,064	—	4,175,064	—
Beverages	2,038,157	—	2,038,157	—
Biotechnology	28,627	—	28,627	—
Building Products	831,122	—	831,122	—
Capital Markets	2,599,181	—	2,599,181	—
Chemicals	5,152,674	—	5,152,674	—
Commercial Banks	15,964,298	377,509	15,586,789	—
Commercial Services & Supplies	533,132	—	533,132	—
Communications Equipment	1,350,774	—	1,350,774	—
Computers & Peripherals	752,095	—	752,095	—
Construction & Engineering	1,037,790	—	1,037,790	—
Construction Materials	640,103	—	640,103	—
Consumer Finance	88,926	—	88,926	—
Containers & Packaging	232,526	—	232,526	—
Distributors	145,201	—	145,201	—
Diversified Consumer Services	53,192	—	53,192	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Diversified Financial Services	$1,143,123	$39,971	$1,103,152	—
Diversified Telecommunication Services	3,802,770	—	3,802,770	—
Electric Utilities	2,284,386	—	2,284,386	—
Electrical Equipment	1,895,689	—	1,895,689	—
Electronic Equipment, Instruments & Components	2,107,527	—	2,107,527	—
Energy Equipment & Services	1,985,920	—	1,985,920	—
Food & Staples Retailing	2,259,697	—	2,259,697	—
Food Products	5,122,235	230,409	4,891,826	—
Gas Utilities	360,747	—	360,747	—
Gold Mining	75,192	75,192	—	—
Health Care Equipment & Supplies	930,542	—	930,542	—
Health Care Providers & Services	124,670	—	124,670	—
Hotels, Restaurants & Leisure	841,378	—	841,378	—
Household Durables	1,705,746	—	1,705,746	—
Household Products	798,485	—	798,485	—
Independent Power Producers & Energy Traders	27,005	—	27,005	—
Industrial Conglomerates	2,189,367	—	2,189,367	—
Information Technology Services	381,536	28,205	353,331	—
Insurance	4,043,072	93,658	3,949,414	—
Internet & Catalog Retail	45,819	—	45,819	—
Internet Software & Services	103,562	—	103,562	—
Leisure Equipment & Products	236,992	—	236,992	—
Life Sciences Tools & Services	41,343	—	41,343	—
Machinery	3,576,544	—	3,576,544	—
Marine	340,914	—	340,914	—
Media	1,891,526	6,882	1,884,644	—
Metals & Mining	8,236,413	441,543	7,794,870	—
Multi-Utilities	1,404,252	—	1,404,252	—
Multiline Retail	557,268	—	557,268	—
Office Electronics	1,414,724	—	1,414,724	—
Oil, Gas & Consumable Fuels	11,687,938	1,936,146	9,751,792	—
Paper & Forest Products	511,484	—	511,484	—
Personal Products	327,008	—	327,008	—
Pharmaceuticals	7,433,901	—	7,433,901	—
Professional Services	184,523	—	184,523	—
Real Estate Investment Trusts (REITs)	1,142,179	—	1,142,179	—
Real Estate Management & Development	2,265,777	—	2,265,777	—
Road & Rail	1,145,899	114,874	1,031,025	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Semiconductors & Semiconductor Equipment	$775,302	—	$775,302	—
Software	1,430,047	—	1,430,047	—
Specialty Retail	1,211,659	—	1,211,659	—
Textiles, Apparel & Luxury Goods	1,322,664	—	1,322,664	—
Tobacco	1,384,437	—	1,384,437	—
Trading Companies & Distributors	1,781,515	—	1,781,515	—
Transportation Infrastructure	120,532	—	120,532	—
Water Utilities	124,051	—	124,051	—
Wireless Telecommunication Services	2,398,978	$127,075	2,271,903	—
Total Common Stocks	123,043,794	3,485,674	119,558,120	—
Preferred Stocks	1,303,569	1,048,041	255,528	—
Rights	2,653	2,653	0	—
Warrants	431	431	—	—
Short-Term Investments
Repurchase Agreements	5,275,327	—	5,275,327	—
Investment Company	37,379,592	37,379,592	—	—
Total Short-Term Investments	42,654,919	37,379,592	5,275,327	—
Forward Foreign Currency Contracts	41,115	—	41,115	—
Futures	326,108	326,108	—	—
Total	$167,372,589	$42,242,499	$125,130,090	—
Liabilities:
Forward Foreign Currency Contracts	$(101,509)	—	$(101,509)	—
Futures	(102,608)	(102,608)	—	—
Total	$(204,117)	$(102,608)	$(101,509)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Futures To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts"). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	460
Futures opened	1,835
Futures closed	(1,924)
Futures, outstanding at end of the period	371

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended April 30, 2010, the value of forward foreign currency contracts opened and closed were $838,662,563 and $862,501,901, respectively.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE		LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$41,115		Unrealized depreciation on open forward foreign currency contracts	$(101,509)
Equity Risk	Variation margin	326,108	†	Variation margin	(102,608)†
Total		$367,223			$(204,117)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	—	$(1,407,555)
Equity Risk	$773,370	—
Total	$773,370	$(1,407,555)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	—	$109,679
Equity Risk	$946,075	—
Total	$946,075	$109,679

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,965,280 at April 30, 2010.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2010, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.00%, 0.50% and 0.35% respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $11,184 and $377, respectively and received $9,842 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $13,201 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "dividends from affiliates" in the Statement of Operations and totaled $14,602 for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $24,958,542 and $22,706,854, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $7,717,143 and $20,296,695, respectively.

For the six months ended April 30, 2010, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
—	$106,275	$(108,395)	$6,674	$575,756

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2009, the Fund had temporary book/tax differences attributable to mark-to-market of open forward foreign currency exchange contracts, passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	448,415	$5,273,957	1,563,352	$14,659,765
Conversion from Class B	23,638	275,020	83,267	796,024
Reinvestment of dividends	187,478	2,170,992	—	—
Redeemed	(1,059,970)	(12,351,827)	(2,884,586)	(26,795,544)
Net decrease — Class A	(400,439)	(4,631,858)	(1,237,967)	(11,339,755)
CLASS B SHARES
Sold	59,056	694,952	165,568	1,530,130
Conversion to Class A	(23,974)	(275,020)	(84,474)	(796,024)
Reinvestment of dividends	19,413	222,279	—	—
Redeemed	(451,072)	(5,145,436)	(1,453,703)	(13,055,070)
Net decrease — Class B	(396,577)	(4,503,225)	(1,372,609)	(12,320,964)
CLASS C SHARES
Sold	28,752	339,272	159,215	1,425,797
Reinvestment of dividends	20,327	230,305	—	—
Redeemed	(133,439)	(1,510,296)	(398,485)	(3,544,619)
Net decrease — Class C	(84,360)	(940,719)	(239,270)	(2,118,822)
CLASS I SHARES
Sold	325	4,267	7,872	77,663
Reinvestment of dividends	1,148	13,362	—	—
Redeemed	(5,511)	(64,854)	(1,024,517)	(9,468,540)
Net decrease — Class I	(4,038)	(47,225)	(1,016,645)	(9,390,877)
CLASS R SHARES
Sold	378	4,404	267	2,964
Reinvestment of dividends and distributions	7	80	—	—
Net increase — Class R	385	4,484	267	2,964
CLASS W SHARES
Sold	—	54	511	5,990
Reinvestment of dividends and distributions	10	113	—	—
Net increase — Class W	10	167	511	5,990
Net decrease in Fund	(885,019)	$(10,118,376)	(3,865,713)	$(35,161,464)

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2010, investments in securities of issuers in Japan and the United Kingdom represented 22.5% and 17.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At April 30, 2010, the Fund's cash balance consisted principally of interest bearing deposits with State Street, the Fund's custodian.

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.32		$9.29		$16.94		$13.14		$10.70		$9.19
Income (loss) from investment operations:
Net investment income(1)	0.05		0.12		0.24		0.15		0.14		0.13
Net realized and unrealized gain (loss)	0.36		1.91		(7.61)		3.86		2.52		1.50
Total income (loss) from investment operations	0.41		2.03		(7.37)		4.01		2.66		1.63
Less dividends from net investment income	(0.23)		–		(0.28)		(0.21)		(0.22)		(0.12)
Net asset value, end of period	$11.50		$11.32		$9.29		$16.94		$13.14		$10.70
Total Return(2)	3.58	%(7)	21.85%		(44.19)%		31.03%		25.21%		17.65%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.53	%(4)(8)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)	1.30	%(5)	1.30%
Net investment income	0.81	%(4)(8)	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)	1.18	%(5)	1.27%
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$110,651		$113,446		$104,619		$193,043		$143,730		$115,680
Portfolio turnover rate	6	%(7)	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.11		$9.19		$16.69		$12.97		$10.55		$9.06
Income (loss) from investment operations:
Net investment income(1)	0.00	(2)	0.05		0.13		0.08		0.05		0.05
Net realized and unrealized gain (loss)	0.36		1.87		(7.53)		3.75		2.49		1.48
Total income (loss) from investment operations	0.36		1.92		(7.40)		3.83		2.54		1.53
Less dividends from net investment income	(0.13)		–		(0.10)		(0.11)		(0.12)		(0.04)
Net asset value, end of period	$11.34		$11.11		$9.19		$16.69		$12.97		$10.55
Total Return(3)	3.21	%(8)	20.89%		(44.49)%		29.58%		24.28%		16.88%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	2.28	%(5)(9)	2.44	%(5)	2.10	%(5)	2.08	%(5)(6)	2.05	%(6)	2.05%
Net investment income	0.06	%(5)(9)	0.55	%(5)	0.90	%(5)	0.43	%(5)(6)	0.43	%(6)	0.52%
Rebate from Morgan Stanley affiliate	0.02	%(9)	0.01%		0.01%		0.00	%(7)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$17,188		$21,247		$30,185		$99,635		$166,184		$163,974
Portfolio turnover rate	6	%(8)	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.02		$9.11		$16.63		$12.94		$10.54		$9.06
Income (loss) from investment operations:
Net investment income(1)	0.00	(2)	0.05		0.13		0.06		0.06		0.05
Net realized and unrealized gain (loss)	0.35		1.86		(7.47)		3.76		2.48		1.47
Total income (loss) from investment operations	0.35		1.91		(7.34)		3.82		2.54		1.52
Less dividends from net investment income	(0.15)		–		(0.18)		(0.13)		(0.14)		(0.04)
Net asset value, end of period	$11.22		$11.02		$9.11		$16.63		$12.94		$10.54
Total Return(3)	3.18	%(8)	20.97%		(44.50)%		29.58%		24.34%		16.81%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	2.28	%(5)(9)	2.44	%(5)	2.07	%(5)	2.08	%(5)(6)	2.04	%(6)	2.05%
Net investment income	0.06	%(5)(9)	0.55	%(5)	0.96	%(5)	0.43	%(5)(6)	0.44	%(6)	0.52%
Rebate from Morgan Stanley affiliate	0.02	%(9)	0.01%		0.01%		0.00	%(7)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$16,882		$17,507		$16,660		$37,085		$30,552		$22,856
Portfolio turnover rate	6	%(8)	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.40		$9.33		$17.00		$13.23		$10.76		$9.24
Income (loss) from investment operations:
Net investment income(1)	0.06		0.16		0.27		0.21		0.15		0.15
Net realized and unrealized gain (loss)	0.36		1.91		(7.64)		3.83		2.57		1.51
Total income (loss) from investment operations	0.42		2.07		(7.37)		4.04		2.72		1.66
Less dividends from net investment income	(0.25)		–		(0.30)		(0.27)		(0.25)		(0.14)
Net asset value, end of period	$11.57		$11.40		$9.33		$17.00		$13.23		$10.76
Total Return(2)	3.70	%(7)	22.19%		(44.16)%		31.33%		25.61%		18.03%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.28	%(4)(8)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)	1.05	%(5)	1.05%
Net investment income	1.06	%(4)(8)	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)	1.43	%(5)	1.52%
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$697,737		$733		$10,085		$22,888		$22,974		$134,631
Portfolio turnover rate	6	%(7)	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.27		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.03		0.10		0.15
Net realized and unrealized gain (loss)	0.36		1.89		(5.01)
Total income (loss) from investment operations	0.39		1.99		(4.86)
Less dividends from net investment income	(0.21)		–		–
Net asset value, end of period	$11.45		$11.27		$9.28
Total Return(2)	3.42	%(5)	21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.78	%(4)(6)	1.94	%(4)	1.62	%(4)(6)
Net investment income	0.56	%(4)(6)	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02	%(6)	0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$88		$83		$66
Portfolio turnover rate	6	%(5)	36%		31	%(5)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.30		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.04		0.11		0.16
Net realized and unrealized gain (loss)	0.36		1.91		(5.02)
Total income (loss) from investment operations	0.39		2.02		(4.86)
Less dividends from net investment income	(0.22)		–		–
Net asset value, end of period	$11.48		$11.30		$9.28
Total Return(2)	3.45	%(5)	21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.63	%(4)(6)	1.79	%(4)	1.47	%(4)(6)
Net investment income	0.71	%(4)(6)	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02	%(6)	0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$87		$86		$66
Portfolio turnover rate	6	%(5)	36%		31	%(5)

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Semiannual Report

April 30, 2010

INLSAN
IU10-02463P-Y04/10

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2010